PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

6. PROPERTY, PLANT AND EQUIPMENT

The Company’s property, plant and equipment and their carrying amounts are detailed as follows:

	2026-06-30
	Leasehold improvements	Equipment and furniture, tele- communication system, furniture and fixtures	Computer equipment	Site infrastructure	Total
	$	$	$		$
Gross carrying amount
Balance as at December 31, 2025	8,995	2,187,232	429,022	1,525,067	4,150,316
Additions	—	736,389	210	53	736,652
Current translation effects	—	22,876	3,937	56,080	82,893
Balance as at June 30, 2026	8,995	2,946,497	433,169	1,581,200	4,969,862
Depreciation and impairment
Balance as at December 31, 2025	7,183	698,048	343,439	42,445	1,091,114
Depreciation	900	176,036	15,458	169	192,563
Current translation effects	—	(5,516)	(2,582)		(8,098)
Balance as at June 30, 2026	8,083	868,567	356,315	42,614	1,275,579
Carrying amount as at
June 30, 2026	912	2,077,930	76,854	1,538,586	3,694,283

	2025-12-31
	Leasehold improvements	Equipment and furniture, tele- communication system, furniture and fixtures	Computer equipment	Site infrastructure	Total
	$	$	$		$
Gross carrying amount
Balance as at December 31, 2024	8,995	746,818	358,758	—	1,114,571
Additions	—	1,432,036	66,978	—	1,499,014
Reclassification	—	—	—	1,525,067	1,525,067
Current translation effects		8,378	3,286	—	11,664
Balance as at December 31, 2025	8,995	2,187,232	429,022	1,525,067	4,150,315
Depreciation and impairment
Balance as at December 31, 2024	5,383	597,090	318,395	—	920,868
Depreciation	1,800	97,867	23,935	42,445	166,046
Current translation effects		3,092	1,109	—	4,201
Balance as at December 31, 2025	7,183	698,048	343,439	42,445	1,091,114
Carrying amount as at
December 31, 2025	1,812	1,489,184	85,583	1,482,622	3,059,201